Performance Graph - Unaudited	12 Months Ended
Dec. 31, 2011
Performance Graph [Abstract]
Cumulative Total Shareholder Return [Text Block]

Performance Graph (Unaudited)

The following graph presents the cumulative total shareholder return for the five years ending December 31, 2011 for our common stock, as compared to the Standard & Poor's 500 Stock Index and to the Dow Jones 30 Industrial Average. Our common stock price is a component of both indices. These figures assume that all dividends paid over the five-year period were reinvested, and that the starting value of each index and the investment in common stock was $100.00 on December 31, 2006.

	December
	2006	2007	2008	2009	2010	2011
United Technologies Corporation	$100.00	$124.44	$89.06	$118.71	$137.98	$131.12
S&P 500 Index	$100.00	$105.49	$66.46	$84.05	$96.71	$98.76
Dow Jones Industrial Average	$100.00	$108.87	$74.12	$90.91	$103.70	$112.39